Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of earnings per share
Basic & Diluted EPS, Net Loss	$ (10,058,996)	$ (4,163,008)
Basic & Diluted EPS, Shares	15,463,256	11,136,484
Basic & Diluted EPS, EPS	$ (0.65)	$ (0.37)